                                                     1933 Act File No. 333-33306
                                                     1940 Act File No. 811-09873

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                       FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933.....        X

Pre-Effective Amendment No.   1  ...........................        X

                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

Amendment No. __1__.........................................      __X__

                         THE WACHOVIA VARIABLE INSURANCE FUNDS

                  (Exact name of Registrant as Specified in Charter)

            Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                       (Address of Principal Executive Offices)

                                    (412) 288-1900
                            (Registrant's Telephone Number)

                                         Gail Cagney
                                  Federated Investors Tower

                          Pittsburgh, Pennsylvania 15222-3779
                        (Name and Address of Agent for Service)

 Approximate                         Date of Proposed Public Offering As soon as
                                     possible after the effectiveness of the
                                     Registration Statement

Pursuant to the provisions of Rule 24f-2 of the Investment Company Act of 1940,
Registrant hereby elects to register an indefinite number of shares.

                            Amendment Pursuant to Rule 473

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the
Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a), may determine.

                                   Copies To:

                                          Donald W. Smith, Esquire
                                         Kirkpatrick & Lockhart L.L.P.
                               1800 Massachusetts Avenue, N.W.
                                         Washington, D.C. 20036-1800

WACHOVIA BALANCED FUND II

(A PORTFOLIO OF THE WACHOVIA
VARIABLE INSURANCE FUNDS)

[Graphic Representation Omitted--See Appendix]

Prospectus

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September 20, 2000

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[Graphic Representation Omitted--See Appendix]

www.wachoviafunds.com

PROSPECTUS

Wachovia Balanced Fund II

A Portfolio of The Wachovia Variable Insurance Funds

This prospectus offers shares of the Wachovia Balanced Fund II (Fund), which is an investment portfolio of The Wachovia Variable Insurance Funds (Trust), an open-end, management investment company. Shares of the Fund may be sold only to separate accounts of insurance companies to serve as the investment medium for variable life insurance policies and variable annuity contracts issued by the insurance companies.

The separate accounts invest in the Fund in accordance with allocation instructions received from owners of life insurance policies and annuity contracts. Such allocation rights are described further in the prospectus for the separate account. This prospectus contains the information you should read and know before you invest in the Fund through the variable annuity contracts and variable life insurance policies offered by insurance companies which provide for investment in the Trust. Keep this prospectus for future reference.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. They are subject to investment limitations that do not apply to other mutual funds available directly to the general public. Therefore, any comparison of these two types of mutual funds would be inappropriate. This prospectus should be accompanied by the prospectuses for such variable contracts.

CONTENTS

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Goal, Strategy and Risks of the Wachovia Balanced Fund II	1
Comparative Performance	2
What are the Fund's Fees and Expenses?	3
What are the Fund's Main Investments and Investment Techniques?	4
What are the Risks of Investing in the Fund?	6
What do Shares Cost?	7
How is the Fund Sold?	8
How to Purchase and Redeem Shares	8
How to Exchange Shares	8
Account and Share Information	9
Who Manages the Fund?	9
Mixed and Shared Funding	9

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SEPTEMBER 20, 2000

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Goal, Strategy and Risks of the Wachovia Balanced Fund II

GOAL

Seeks to produce long-term growth of principal and current income.

STRATEGY

The Fund pursues its investment objective by investing primarily in a portfolio of equity securities and debt securities. In selecting equity securities, the investment adviser uses a combined growth and value approach, seeking undervalued companies that it believes have improving prospects for growth. In selecting debt securities, the investment adviser seeks to maximize total return (which consists of capital gains and income) available from a diversified portfolio of fixed income securities which provide relative stability of principal and income as compared to other fixed income securities. Under normal market circumstances, the Fund will invest at least 65% of its holdings in equity securities and debt securities. As a matter of operating policy, the asset mix of the Fund will normally range between 50-70% in common stocks and convertible securities, 30-50% in preferred stocks and bonds, and 0-20% in money market instruments. The Fund will maintain at least 25% of its holdings in fixed income senior securities, including convertible senior securities.

PRINCIPAL INVESTMENT RISKS

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by Wachovia Bank, N.A., the Federal Deposit Insurance Corporation or any other government agency.

A more detailed description of these risks can be found in "What are the Risks of Investing in the Fund?" herein.

Stock Market Risks

The Fund is subject to fluctuations in the stock market which has periods of increasing and decreasing values. These fluctuations can be caused by many events, including changes to domestic or international economic conditions.

Risks of Investing for Growth & Value

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. Growth stocks may be more adversely affected in a down market compared to value stocks that pay higher dividends and may lag behind growth stocks in an up market.

Debt Securities Risks

Prices of fixed-rate debt securities generally move in the opposite direction of the interest rates. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, the price of these securities can be expected to decrease when interest rates increase and the Fund's net asset value may go down.

Prepayment Risks

When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

Risks of Foreign Investing

Because the Fund invests in securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

Tax Risk

Since any investment can be adversely affected by changes in tax laws, the Fund is subject to this risk.

Leveraging

Various investment strategies involve agreements to purchase or sell securities or currencies in amounts that exceed the amount the Fund has invested in the underlying securities or currencies.

Futures and Options Risks

The successful use of futures, options, and other derivative instruments is based on the investment adviser's ability to correctly anticipate market movements.

Securities Lending Risks

When lending securities, the Fund may not be able to get them back from the borrower on a timely basis, thereby exposing the Fund to a loss of investment opportunities.

Asset-Backed/Mortgage-Backed Securities Risks

Asset-backed and mortgage-backed securities are subject to risks of prepayment which generally occurs when interest rates fall.

Comparative Performance

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The Fund is a new fund that is just commencing operations, and therefore, has no performance history.

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What are the Fund's Fees and Expenses?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

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Shareholder Fees Fees Paid Directly From Your Investment	Balanced Fund II
		Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses[1] Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.70%
Distribution (12b-1) Fee[2]	0.25%
Shareholder Services Fee	None
Other Expenses	0.75%
Total Annual Operating Expenses (Before Waiver)[1]	1.70%
Waiver of Fund Expenses	0.69%
Total Annual Fund Operating Expenses (After Waiver)	1.01%

1 Pursuant to an agreement between the Adviser and The Wachovia Variable Insurance Funds, the Adviser agrees during the period from June 1, 2000 through May 31, 2001 to waive its fees, and/or make reimbursements to the Funds, so that each Fund's net operating expenses, in the aggregate, do not exceed the Fund's Total Actual Annual Operating Expenses listed above. The Adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trusts and that the Adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.

2 The Fund has no present intention of paying or accruing the distribution (12b-1) fee during the year ended January 31, 2001.

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EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses are based upon the current expense limitation as shown above in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years
Balanced Fund II	$103	$322

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What are the Fund's Main Investments and Investment Techniques?

EQUITY SECURITIES

The Fund invests a substantial portion of its assets in equity securities. Equity securities are the fundamental unit of ownership in a company. They represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.

Warrants

Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

The Fund invests a substantial portion of its assets in fixed income securities. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract. The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC co ntracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy and sell the following type of futures contracts: stock index futures.

PORTFOLIO TURNOVER

Instead of a buy-and-hold strategy, the Fund will actively trade its portfolio securities in an attempt to achieve the Fund's investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

CREDIT QUALITY AND INVESTMENT RATINGS

When the Fund invests in debt securities or convertible securities most will be rated BBB or better by Standard & Poor's or Baa or better by Moody's Investors Service at the time of purchase. Unrated securities will be determined by the investment adviser to be of like quality and may have greater risk but a higher yield than comparable rated securities.

Securities rated BBB by Standard and Poor's or Baa by Moody's Investors Service have speculative characteristics.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Risks of Investing in the Fund?

STOCK MARKET RISKS

The Fund is subject to fluctuations in the stock market which has periods of increasing and decreasing values. These fluctuations can be caused by many events, including changes to domestic or international economic conditions. Because the Fund invests substantially in stocks, it is more subject to stock market risks than funds with portfolios that do not invest in stocks. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward.

RISKS RELATED TO INVESTING FOR GROWTH AND VALUE

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends. The price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Value stocks depend less on price changes for returns and may lag behind growth stocks in an up market.

DEBT SECURITIES RISKS

Prices of fixed-rate debt securities generally move in the opposite direction of the interest rates. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, the price of these securities can be expected to decrease when interest rates increase and the Fund's net asset value may go down. While the investment adviser attempts to anticipate interest rate movements, there is no guarantee that it will be able to correctly predict them.

In addition, debt securities with longer maturities or durations will experience greater price volatility than those with shorter maturities or durations, and the Fund's net asset value can be expected to fluctuate accordingly.

The credit quality of a debt security is based upon the ability of the issuer to repay the security. If the credit quality of securities held by Fund declines, the Fund's net asset value could go down.

Principal and interest payments on a security may not be paid when due. If interest rates are declining, an issuer may repay a debt security held in the portfolio prior to its maturity. If this occurs, the investment adviser may have to reinvest the proceeds in debt securities paying lower interest rates resulting in lower yields to the Fund.

PREPAYMENT RISK

The Fund is subject to prepayment risks. Principal on a fixed income security may be repaid before its scheduled maturity. This may reduce the security's value and require the Fund to reinvest the prepayment at a lower yield. In addition, the Fund may buy a fixed income security with an expectation of early prepayment. If the prepayment does not occur, the security will decline in value. This is known as Extension Risk.

TAX RISK

Since any investment can be adversely affected by changes in tax laws, the Fund is subject to this risk. For example, the value of stocks can be affected by changes in capital gains tax rates.

LEVERAGING

Various investment strategies involve agreements to purchase or sell securities or currencies in amounts that exceed the amount the Fund has invested in the underlying securities or currencies. The excess exposure increases the risks associated with the underlying securities or currencies on the Fund's investment performance.

FOREIGN SECURITIES RISKS

The Fund may invest in foreign securities. Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and Wachovia Asset Management, the Fund's investment adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

ASSET-BACKED/MORTGAGE-BACKED SECURITIES RISKS

Asset-backed and mortgage-backed securities are subject to risks of prepayment which generally occurs when interest rates fall. Reinvesting these prepayments in a lower interest rate environment reduces the Fund's income. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities.

FUTURES AND OPTIONS RISKS

The successful use of futures, options, and other derivative instruments is based on the investment adviser's ability to correctly anticipate market movements. When the direction of the prices of the Fund's securities does not correlate with the changes in the value of these transactions, or when the trading market for derivatives becomes illiquid, the Fund could lose money.

SECURITIES LENDING RISKS

The Fund may lend securities. When the Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis, thereby exposing the Fund to a loss of investment opportunities.

What do Shares Cost?

Shares may be purchased or redeemed by participating insurance companies any day Wachovia Bank, N.A. (Wachovia Bank), the New York Stock Exchange (NYSE) and the Federal Reserve Wire System are open for business. When the Fund receives the insurance company's transaction request in proper form, it is processed at the next calculated net asset value (NAV).

NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). The Fund generally values fixed income securities at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service. However, the Trust's Board of Trustees may determine in good faith that another method of valuing investments is necessary to appraise their fair market value when a market price is unavailable.

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Shares of the Fund are sold at their NAV next determined after an order is received. Shares are not subject to any sales or distribution charges.

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How is the Fund Sold?

The Fund's distributor, Federated Securities Corp. (Distributor), markets the Shares described in this prospectus to your insurance company as a funding vehicle for variable annuity contracts and variable life insurance policies issued by your insurance company.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows the Fund to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares at an annual rate of up to 0.25% of the average daily NAV of the Fund's Shares. The Fund has no present intention of accruing or paying marketing fees.

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Because Rule 12b-1 fees are paid out of the Fund's assets on an on-going basis, over time these fees would increase the cost of an investment and may cost investors more than paying other types of sales charges.

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How to Purchase And Redeem Shares

Shares are used solely as the investment vehicle for separate accounts of your insurance company offering variable annuity contracts and variable life insurance policies. The general public has access to the Fund only by purchasing a variable annuity contract or variable life insurance policy (thus becoming a contract owner). Shares are not sold directly to the general public.

Purchase orders are placed by your insurance company when your funds are credited to that insurance company's accounts. Purchase orders received from your insurance company by 4:00 p.m. (Eastern time) will be processed at the NAV calculated on that day. If the Fund receives a purchase order from your insurance company after 4:00 p.m. (Eastern time), that purchase will receive the NAV computed on the next business day.

Your insurance company is responsible for properly transmitting purchase orders and federal funds to the Fund.

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The Fund is only available as an investment option in variable annuity contracts, variable life insurance contracts and certain qualified pension plans. Please consult the accompanying separate account prospectus or qualified plan document for information about the terms of an investment in a contract.

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How to Exchange Shares

EXCHANGE PRIVILEGE

You may instruct your insurance company to exchange Shares of the Fund into shares of the same class of another portfolio of the Trust offered by your insurance company at NAV. Contact your insurance company to find out what portfolios of the Trust are available for exchange. To exchange Shares, you must:

  meet any minimum initial investment requirements; and
  receive a prospectus for the Trust portfolio into which you wish to exchange.

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An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. Signatures must be guaranteed if you request that your insurance company exchange Shares of the Fund for another portfolio of the Trust with a different shareholder registration. Please consult your tax adviser concerning potential tax consequences.

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The Fund may modify or terminate the exchange privilege at any time. Shareholders will be notified of the modification or termination of the exchange privilege. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other portfolios of the Trust.

Account and Share Information

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends annually.

Shares of the Fund will begin earning dividends if owned on the record date. Dividends of the Fund are automatically reinvested in additional Shares.

TAX INFORMATION

The Fund will seek to comply with asset diversification regulations applicable to registered investment companies under the Investment Company Act of 1940 and the Internal Revenue Code. The variable insurance accounts that invest in the Fund will be affected by the Fund's compliance with applicable diversification tests. If the Fund fails to comply with these regulations, separate accounts owning shares of the Fund may not be treated as annuity, endowment, or life insurance contracts under the Internal Revenue Code. For more information concerning the consequences of the Fund failing to meet the asset diversification regulations, consult your separate account prospectus.

Contract owners should review the applicable contract prospectus for information concerning the federal income tax treatment of their contracts and distributions from the Fund to the separate accounts.

Contract owners are urged to consult their own tax advisers regarding the status of their contracts under state and local tax laws.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the investment adviser for the Fund, Wachovia Asset Management, a business unit of Wachovia Bank. The investment adviser manages the Fund's assets, including buying and selling portfolio securities. The investment adviser's address is 100 North Main Street, Winston-Salem, NC 27101. Wachovia Asset Management is the investment adviser for two other registered investment companies, The Wachovia Funds and The Wachovia Municipal Funds.

Wachovia Bank has been managing trust assets for over 100 years, with over $41 billion in managed assets as of December 31, 1999.

The investment adviser is entitled to receive an annual investment advisory fee equal to 0.70% of the Fund's average daily net assets. The investment adviser may voluntarily choose to waive a portion of its fees or reimburse the Fund for certain expenses.

Wachovia Asset Management manages the Fund using eight teams of investment professionals.

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Mixed and Shared Funding

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Shares of the Funds will be used for funding of variable annuity contracts, variable life insurance policies and certain qualified retirement plans. This is called "mixed funding." Shares of the Funds may be used in the future for investments by unaffiliated insurance companies. This is referred to as "shared funding." Although the Funds do not currently foresee any disadvantage to contract owners or qualified plan participants due to differences in redemption rates, tax treatment, or other considerations resulting from mixed funding or shared funding, the Trustees will closely monitor the operation of mixed funding and shared funding and will consider appropriate action to avoid material conflicts and take appropriate action in response to any material conflicts that occur. Such action could result in one or more investors withdrawing all or a portion of their investments in the Funds.

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The following documents contain further details about the Fund and are available upon request and without charge:

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Statement of Additional Information (SAI)--The SAI includes additional information about the Fund. The SAI is incorporated by reference into this prospectus, making it legally a part of this prospectus.

Shareholder Reports--The Fund will publish annual and semi-annual reports to shareholders which include information about the Fund's investments. The annual report discusses market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

To obtain the SAI, the annual and semi-annual reports and other information without charge call your insurance company or the Fund at 1-800-994-4414.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room of the Securities and Exchange Commission in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by e-mail at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call
1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

WACHOVIA BALANCED FUND II

(A PORTFOLIO OF THE WACHOVIA
VARIABLE INSURANCE FUNDS)

Addresses

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WACHOVIA BALANCED FUND II	101 Greystone Boulevard SC-9215 Columbia, SC 29226
DISTRIBUTOR	Federated Securities Corp. Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779
INVESTMENT ADVISER	Wachovia Asset Management 100 North Main Street Winston-Salem, NC 27101
TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND PORTFOLIO RECORD KEEPER	Federated Shareholder Services Company Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779
COUNSEL TO THE WACHOVIA VARIABLE INSURANCE FUNDS	Kirkpatrick &Lockhart LLP 1800 Massachusetts Avenue, NW Washington, DC 20036-1800
COUNSEL TO THE INDEPENDENT TRUSTEES	Bell Boyd & Lloyd Three First National Plaza 70 West Madison Street Suite 3200 Chicago, IL 60602
INDEPENDENT AUDITORS	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116

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September 20, 2000

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Investment Company Act File No. 811-09873
Cusip 929775302
25732 (9/00)

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WACHOVIA EQUITY FUND II

(A PORTFOLIO OF THE WACHOVIA
VARIABLE INSURANCE FUNDS)

[Graphic Representation Omitted--See Appendix]

Prospectus

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September 20, 2000

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[Graphic Representation Omitted--See Appendix]

www.wachoviafunds.com

PROSPECTUS

Wachovia Equity Fund II

A Portfolio of the Wachovia Variable Insurance funds

This prospectus offers shares of the Wachovia Equity Fund II (Fund), which is an investment portfolio of The Wachovia Variable Insurance Funds (Trust), an open-end, management investment company. Shares of the Fund may be sold only to separate accounts of insurance companies to serve as the investment medium for variable life insurance policies and variable annuity contracts issued by the insurance companies.

The separate accounts invest in the Fund in accordance with allocation instructions received from owners of life insurance policies and annuity contracts. Such allocation rights are described further in the prospectus for the separate account. This prospectus contains the information you should read and know before you invest in the Fund through the variable annuity contracts and variable life insurance policies offered by insurance companies which provide for investment in the Trust. Keep this prospectus for future reference.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. They are subject to investment limitations that do not apply to other mutual funds available directly to the general public. Therefore, any comparison of these two types of mutual funds would be inappropriate. This prospectus should be accompanied by the prospectuses for such variable contracts.

CONTENTS

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Goal, Strategy and Risks of the Wachovia Equity Fund II	1
Comparative Performance	1
What are the Fund's Fees and Expenses?	2
What are the Fund's Main Investments and Investment Techniques?	3
What are the Risks of Investing in the Fund?	4
What do Shares Cost?	5
How is the Fund Sold?	6
How to Purchase and Redeem Shares	6
How to Exchange Shares	6
Account and Share Information	7
Who Manages the Fund?	7
Mixed and Shared Funding	7

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SEPTEMBER 20, 2000

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Goal, Strategy and Risks of the Wachovia Equity Fund II

GOAL

Seeks to produce growth of principal and income.

STRATEGY

The Fund pursues its investment objective by investing primarily in a portfolio of common stocks. Under normal market conditions, the Fund intends to invest at least 65% of its assets in stocks. The Fund's investment adviser selects securities based on a number of factors, incorporating both growth and value measures. A combination of fundamental analysis, quantitative modeling, strategic outlook, and relative price performance trends are used to select stocks perceived to be undervalued with prospects for improving fundamentals.

PRINCIPAL INVESTMENT RISKS

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by Wachovia Bank, N.A., the Federal Deposit Insurance Corporation or any other government agency.

A more detailed description of these risks can be found in "What are the Risks of Investing in the Fund?" herein.

Stock Market Risks

The Fund is subject to fluctuations in the stock market which has periods of increasing and decreasing values. These fluctuations can be caused by many events, including changes to domestic or international economic conditions. Stocks have greater volatility than debt securities.

Risks of Investing for Growth & Value

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. Growth stocks may be more adversely affected in a down market compared to value stocks that pay higher dividends and may lag behind growth stocks in an up market.

Risks of Foreign Investing

Because the Fund invests in securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

Tax Risk

Since any investment can be adversely affected by changes in tax laws, the Fund is subject to this risk.

Leveraging

Various investment strategies involve agreements to purchase or sell securities or currencies in amounts that exceed the amount the Fund has invested in the underlying securities or currencies.

Futures and Options Risks

The successful use of futures, options, and other derivative instruments is based on the investment adviser's ability to correctly anticipate market movements.

Securities Lending Risks

When lending securities, the Fund may not be able to get them back from the borrower on a timely basis, thereby exposing the Fund to a loss of investment opportunities.

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Comparative Performance

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The Fund is a new fund that is just commencing operations, and therefore, has no performance history.

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What are the Fund's Fees and Expenses?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

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Shareholder Fees Fees Paid Directly From Your Investment	Equity Fund II
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses[1] Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.70%
Distribution (12b-1) Fee[2]	0.25%
Shareholder Services Fee	None
Other Expenses	0.75%
Total Annual Operating Expenses (Before Waiver)[1]	1.70%
Waiver of Fund Expenses	0.55%
Total Annual Fund Operating Expenses (After Waiver)	1.15%

1 Pursuant to an agreement between the Adviser and The Wachovia Variable Insurance Funds, the Adviser agrees during the period from June 1, 2000 through May 31, 2001 to waive its fees, and/or make reimbursements to the Funds, so that each Fund's net operating expenses, in the aggregate, do not exceed the Fund's Total Actual Annual Operating Expenses listed above. The Adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trusts and that the Adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.

2 The Fund has no present intention of paying or accruing the distribution (12b-1) fee during the year ended January 31, 2001.

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EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses are based upon the current expense limitation as shown above in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years
Equity Fund II	$117	$365

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What Are the Fund's Main Investments and Investment Techniques?

EQUITY SECURITIES

The Fund invests primarily in equity securities. Equity securities are the fundamental unit of ownership in a company. They represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.

Warrants

Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy and sell the following type of futures contracts: stock index futures.

PORTFOLIO TURNOVER

Instead of a buy-and-hold strategy, the Fund will actively trade its portfolio securities in an attempt to achieve the Fund's investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Risks of Investing in the Fund?

STOCK MARKET RISKS

The Fund is subject to fluctuations in the stock market which has periods of increasing and decreasing values. These fluctuations can be caused by many events, including changes to domestic or international economic conditions. Because the Fund invests primarily in stocks it is more subject to equity risks than funds with portfolios that do not invest in stocks. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward.

Equity risk is also related to the size of the company issuing stock. Companies may be categorized as having a small, medium, or large capitalization (market value). The Fund generally invests in large capitalization companies, which are considered to pose less equity risk than medium or small capitalization companies.

RISKS RELATED TO INVESTING FOR GROWTH AND VALUE

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends. The price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Value stocks depend less on price changes for returns and may lag behind growth stocks in an up market.

TAX RISK

Since any investment can be adversely affected by changes in tax laws, the Fund is subject to this risk. For example, the value of stocks can be affected by changes in capital gains tax rates.

LEVERAGING

Various investment strategies involve agreements to purchase or sell securities or currencies in amounts that exceed the amount the Fund has invested in the underlying securities or currencies. The excess exposure increases the risks associated with the underlying securities or currencies on the Fund's investment performance.

FOREIGN SECURITIES RISKS

The Fund may invest in foreign securities. Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and Wachovia Asset Management, the Fund's investment adviser, from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

FUTURES AND OPTIONS RISKS

The successful use of futures, options, and other derivative instruments is based on the investment adviser's ability to correctly anticipate market movements. When the direction of the prices of the Fund's securities does not correlate with the changes in the value of these transactions, or when the trading market for derivatives becomes illiquid, the Fund could lose money.

SECURITIES LENDING RISKS

The Fund may lend securities. When the Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis, thereby exposing the Fund to a loss of investment opportunities.

What do Shares Cost?

Shares may be purchased or redeemed by participating insurance companies any day Wachovia Bank, N.A. (Wachovia Bank), the New York Stock Exchange (NYSE) and the Federal Reserve Wire System are open for business. When the Fund receives the insurance company's transaction request in proper form, it is processed at the next calculated net asset value (NAV).

NAV is determined at the end of regular trading (normally 4 p.m. Eastern time) each day the NYSE is open. The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). However, the Trust's Board of Trustees may determine in good faith that another method of valuing investments is necessary to appraise their fair market value when a market price is unavailable.

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Shares of the Fund are sold at their NAV next determined after an order is received. Shares are not subject to any sales or distribution charges.

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How is the Fund Sold?

The Fund's distributor, Federated Securities Corp. (Distributor), markets the Shares described in this prospectus to your insurance company as a funding vehicle for variable annuity contracts and variable life insurance policies issued by your insurance company.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows the Fund to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares at an annual rate of up to 0.25% of the average daily NAV of the Fund's Shares. The Fund has no present intention of accruing or paying marketing fees.

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Because Rule 12b-1 fees are paid out of the Fund's assets on an on-going basis, over time these fees would increase the cost of an investment and may cost investors more than paying other types of sales charges.

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How to Purchase And Redeem Shares

Shares are used solely as the investment vehicle for separate accounts of your insurance company offering variable annuity contracts and variable life insurance policies. The general public has access to the Fund only by purchasing a variable annuity contract or variable life insurance policy (thus becoming a contract owner). Shares are not sold directly to the general public.

Purchase orders are placed by your insurance company when your funds are credited to that insurance company's accounts. Purchase orders received from your insurance company by 4:00 p.m. (Eastern time) will be processed at the NAV calculated on that day. If the Fund receives a purchase order from your insurance company after 4:00 p.m. (Eastern time), that purchase will receive the NAV computed on the next business day.

Your insurance company is responsible for properly transmitting purchase orders and federal funds to the Fund.

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The Fund is only available as an investment option in variable annuity contracts, variable life insurance contracts and certain qualified pension plans. Please consult the accompanying separate account prospectus or qualified plan document for information about the terms of an investment in a contract.

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How to Exchange Shares

EXCHANGE PRIVILEGE

You may instruct your insurance company to exchange Shares of the Fund into shares of the same class of another portfolio of the Trust offered by your insurance company at NAV. Contact your insurance company to find out what portfolios of the Trust are available for exchange. To exchange Shares, you must:

  meet any minimum initial investment requirements; and
  receive a prospectus for the Trust portfolio into which you wish to exchange.

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An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. Signatures must be guaranteed if you request that your insurance company exchange Shares of the Fund for another portfolio of the Trust with a different shareholder registration. Please consult your tax adviser concerning potential tax consequences.

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The Fund may modify or terminate the exchange privilege at any time. Shareholders will be notified of the modification or termination of the exchange privilege. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other portfolios of the Trust.

Account and Share Information

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends annually.

Shares of the Fund will begin earning dividends if owned on the record date. Dividends of the Fund are automatically reinvested in additional Shares.

TAX INFORMATION

The Fund will seek to comply with asset diversification regulations applicable to registered investment companies under the Investment Company Act of 1940 and the Internal Revenue Code. The variable insurance accounts that invest in the Fund will be affected by the Fund's compliance with applicable diversification tests. If the Fund fails to comply with these regulations, separate accounts owning shares of the Fund may not be treated as annuity, endowment, or life insurance contracts under the Internal Revenue Code. For more information concerning the consequences of the Fund failing to meet the asset diversification regulations, consult your separate account prospectus.

Contract owners should review the applicable contract prospectus for information concerning the federal income tax treatment of their contracts and distributions from the Fund to the separate accounts.

Contract owners are urged to consult their own tax advisers regarding the status of their contracts under state and local tax laws.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the investment adviser for the Fund, Wachovia Asset Management, a business unit of Wachovia Bank. The investment adviser manages the Fund's assets, including buying and selling portfolio securities. The investment adviser's address is 100 North Main Street, Winston-Salem, NC 27101. Wachovia Asset Management is the investment adviser for two other registered investment companies, The Wachovia Funds and The Wachovia Municipal Funds.

Wachovia Bank has been managing trust assets for over 100 years, with over $41 billion in managed assets as of December 31, 1999.

The investment adviser is entitled to receive an annual investment advisory fee equal to 0.70% of the Fund's average daily net assets. The investment adviser may voluntarily choose to waive a portion of its fees or reimburse the Fund for certain expenses.

Wachovia Asset Management manages the Fund using seven teams of investment professionals.

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Mixed and Shared Funding

Shares of the Funds will be used for funding of variable annuity contracts, variable life insurance policies and certain qualified retirement plans. This is called "mixed funding." Shares of the Funds may be used in the future for investments by unaffiliated insurance companies. This is referred to as "shared funding." Although the Funds do not currently foresee any disadvantage to contract owners or qualified plan participants due to differences in redemption rates, tax treatment, or other considerations resulting from mixed funding or shared funding, the Trustees will closely monitor the operation of mixed funding and shared funding and will consider appropriate action to avoid material conflicts and take appropriate action in response to any material conflicts that occur. Such action could result in one or more investors withdrawing all or a portion of their investments in the Funds.

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The following documents contain further details about the Fund and are available upon request and without charge:

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Statement of Additional Information (SAI)--The SAI includes additional information about the Fund. The SAI is incorporated by reference into this prospectus, making it legally a part of this prospectus.

Shareholder Reports--The Fund will publish annual and semi-annual reports to shareholders which include information about the Fund's investments. The annual report will discuss market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

To obtain the SAI, the annual and semi-annual reports and other information without charge call your insurance company or the Fund at 1-800-994-4414.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room of the Securities and Exchange Commission in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

WACHOVIA EQUITY FUND II

(A PORTFOLIO OF THE WACHOVIA
VARIABLE INSURANCE FUNDS)

Addresses

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WACHOVIA EQUITY FUND II	101 Greystone Boulevard SC-9215 Columbia, SC 29226
DISTRIBUTOR	Federated Securities Corp. Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779
INVESTMENT ADVISER	Wachovia Asset Management 100 North Main Street Winston-Salem, NC 27101
TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND PORTFOLIO RECORDKEEPER	Federated Shareholder Services Company Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779
COUNSEL TO THE WACHOVIA VARIABLE INSURANCE FUNDS	Kirkpatrick &Lockhart LLP 1800 Massachusetts Avenue, N.W. Washington, DC 20036-1800
COUNSEL TO THE INDEPENDENT TRUSTEES	Bell Boyd & Lloyd Three First National Plaza 70 West Madison Street Suite 3200 Chicago, IL 60602
INDEPENDENT AUDITORS	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116-5072

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September 20, 2000

Investment Company Act File No. 811-09873
Cusip 92977510
25733 (9/00)

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WACHOVIA SPECIAL
VALUES FUND II

(A PORTFOLIO OF THE WACHOVIA
VARIABLE INSURANCE FUNDS)

[Graphic Representation Omitted--See Appendix]

Prospectus

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September 20, 2000

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[Graphic Representation Omitted--See Appendix]

www.wachoviafunds.com

PROSPECTUS

Wachovia Special Values Fund II

A Portfolio of The Wachovia Variable Insurance Funds

This prospectus offers shares of the Wachovia Special Values Fund II (the Fund), which is an investment portfolio of The Wachovia Variable Insurance Funds (the Trust), an open-end, management investment company. Shares of the Fund may be sold only to separate accounts of insurance companies to serve as the investment medium for variable life insurance policies and variable annuity contracts issued by the insurance companies.

The separate accounts invest in the Fund in accordance with allocation instructions received from owners of life insurance policies and annuity contracts. Such allocation rights are described further in the prospectus for the separate account. This prospectus contains the information you should read and know before you invest in the Fund through the variable annuity contracts and variable life insurance policies offered by insurance companies which provide for investment in the Trust. Keep this prospectus for future reference.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. They are subject to investment limitations that do not apply to other mutual funds available directly to the general public. Therefore, any comparison of these two types of mutual funds would be inappropriate. This prospectus should be accompanied by the prospectuses for such variable contracts.

CONTENTS

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Goal, Strategy and Risks of the Wachovia Special Values Fund II	1
Comparative Performance	1
What are the Fund's Fees and Expenses?	2
What are the Fund's Main Investments and Investment Techniques?	3
What are the Risks of Investing in the Fund?	4
What do Shares Cost?	5
How is the Fund Sold?	6
How to Purchase and Redeem Shares	6
How to Exchange Shares	6
Account and Share Information	7
Who Manages the Fund?	7
Mixed and Shared Funding	8

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SEPTEMBER 20, 2000

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Goal, Strategy and Risks of Wachovia Special Values Fund II

Goal

Seeks to produce growth of principal.

Strategy

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The Fund pursues its investment objective by investing primarily in a portfolio of stocks of small U.S. companies. The investment adviser looks for significantly undervalued companies that it believes have the potential for above-average growth commensurate with increased risk. Typical investments are in stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation. Under normal market conditions, the Fund intends to invest at least 65% of its assets in stocks of companies that have a market value capitalization of $1.5 billion or less. The Fund may invest up to 30% of total assets in securities of foreign issuers, (including American Depositary Receipts).

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PRINCIPAL INVESTMENT RISKS

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by Wachovia Bank, N.A., the Federal Deposit Insurance Corporation or any other government agency.

A more detailed description of these risks can be found in "What are the Risks of Investing in the Fund?" herein.

Stock Market Risks

The Fund is subject to fluctuations in the stock market which has periods of increasing and decreasing values. These fluctuations can be caused by many events, including changes to domestic or international economic conditions. Stocks have greater volatility than debt securities.

Risks Related to Investing for Value

Due to the Fund's value style of investing, the Fund's share price may lag that of other funds using a different investment style.

Risks of Foreign Investing

Because the Fund invests in securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

Tax Risk

Since any investment can be adversely affected by changes in tax laws, the Fund is subject to this risk.

Leveraging

Various investment strategies involve agreements to purchase or sell securities or currencies in amounts that exceed the amount the Fund has invested in the underlying securities or currencies.

Futures and Options Risks

The successful use of futures, options, and other derivative instruments is based on the investment adviser's ability to correctly anticipate market movements.

Securities Lending Risks

When lending securities, the Fund may not be able to get them back from the borrower on a timely basis, thereby exposing the Fund to a loss of investment opportunities.

Comparative Performance

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The Fund is a new fund that is just commencing operations, and therefore, has no performance history.

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What are the Funds' Fees and Expenses?

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

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Shareholder Fees Fees Paid Directly From Your Investment	Special Values Fund II
		Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses[1] Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.80%
Distribution (12b-1) Fee[2]	0.25%
Shareholder Services Fee	None
Other Expenses	1.65%
Total Annual Operating Expenses (Before Waiver)[1]	2.70%
Waiver of Fund Expenses	1.45%
Total Annual Fund Operating Expenses (After Waiver)	1.25%

1 Pursuant to an agreement between the Adviser and The Wachovia Variable Insurance Funds, the Adviser agrees during the period from June 1, 2000 through May 31, 2001 to waive its fees, and/or make reimbursements to the Funds, so that each Fund's net operating expenses, in the aggregate, do not exceed the Fund's Total Actual Annual Operating Expenses listed above. The Adviser agrees that this obligation shall constitute a contractual commitment enforceable by the Trusts and that the Adviser shall not assert any right to reimbursement of amounts so waived or reimbursed.

2 The Adviser has no present intention of paying or accruing the distribution (12b-1) fee during the year ended January 31, 2001.

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EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each of the Fund's operating expenses are based upon the current expense limitation as shown above in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years
Special Values Fund II	$127	$397

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What Are the Fund's Main Investments and Investment Techniques?

EQUITY SECURITIES

The Fund invests primarily in equity securities. Equity securities are the fundamental unit of ownership in a company. They represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.

Warrants

Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.


DERIVATIVE CONTRACTS


Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy and sell the following type of futures contracts: stock index futures.

PORTFOLIO TURNOVER

Instead of a buy-and-hold strategy, the Fund will actively trade its portfolio securities in an attempt to achieve the Fund's investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Risks of Investing in the Fund?

STOCK MARKET RISKS

The Fund is subject to fluctuations in the stock market which has periods of increasing and decreasing values. These fluctuations can be caused by many events, including changes to domestic or international economic conditions. Because the Fund invests primarily in stocks it is more subject to equity risks than portfolios that do not invest in stocks. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward.

Equity risk is also related to the size of the company issuing stock. Companies may be categorized as having a small, medium, or large capitalization (market value). The potential risks are higher with small capitalization companies and lower with large capitalization companies. Therefore, you should expect that investments in the Fund will be more volatile than broad stock market indices such as the S&P 500 or other funds that invest in large-capitalization companies.

RISKS RELATED TO INVESTING FOR VALUE

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

TAX RISK

Since any investment can be adversely affected by changes in tax laws, the Fund is subject to this risk. For example, the value of stocks can be affected by changes in capital gains tax rates.

LEVERAGING

Various investment strategies involve agreements to purchase or sell securities or currencies in amounts that exceed the amount the Fund has invested in the underlying securities or currencies. The excess exposure increases the risks associated with the underlying securities or currencies on the Fund's investment performance.

FOREIGN SECURITIES RISKS

The Fund may invest in foreign securities. Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and Wachovia Asset Management, the Fund's investment adviser, from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

FUTURES AND OPTIONS RISKS

The successful use of futures, options, and other derivative instruments is based on the investment adviser's ability to correctly anticipate market movements. When the direction of the prices of the Fund's securities does not correlate with the changes in the value of these transactions, or when the trading market for derivatives becomes illiquid, the Fund could lose money.

SECURITIES LENDING RISKS

The Fund may lend securities. When the Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis, thereby exposing the Fund to a loss of investment opportunities.

What do Shares Cost?

Shares may be purchased or redeemed by participating insurance companies any day Wachovia Bank, N.A. (Wachovia Bank), the New York Stock Exchange (NYSE) and the Federal Reserve Wire System are open for business. When the Fund receives the insurance company's transaction request in proper form, it is processed at the next calculated net asset value (NAV).

NAV is determined at the end of regular trading (normally 4 p.m. Eastern time) each day the NYSE is open. The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). However, the Trust's Board of Trustees may determine in good faith that another method of valuing investments is necessary to appraise their fair market value when a market price is unavailable.


Shares of the Fund are sold at their NAV next determined after an order is received. Shares are not subject to any sales or distribution charges.


How is the Fund Sold?

The Fund's distributor, Federated Securities Corp. (Distributor), markets the Shares described in this prospectus to your insurance company as a funding vehicle for variable annuity contracts and variable life insurance policies issued by your insurance company.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows the Fund to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares at an annual rate of up to 0.25% of the average daily NAV of the Fund's Shares. The Fund has no present intention of accruing or paying marketing fees.

Because Rule 12b-1 fees are paid out of the Fund's assets on an on-going basis, over time these fees would increase the cost of an investment and may cost investors more than paying other types of sales charges.


How to Purchase And Redeem Shares

Shares are used solely as the investment vehicle for separate accounts of your insurance company offering variable annuity contracts and variable life insurance policies. The general public has access to the Fund only by purchasing a variable annuity contract or variable life insurance policy (thus becoming a contract owner). Shares are not sold directly to the general public.

Purchase orders are placed by your insurance company when your funds are credited to that insurance company's accounts. Purchase orders received from your insurance company by 4:00 p.m. (Eastern time) will be processed at the NAV calculated on that day. If the Fund receives a purchase order from your insurance company after 4:00 p.m. (Eastern time), that purchase will receive the NAV computed on the next business day.

Your insurance company is responsible for properly transmitting purchase orders and federal funds to the Fund.


The Fund is only available as an investment option in variable annuity contracts, variable life insurance contracts and certain qualified pension plans. Please consult the accompanying separate account prospectus or qualified plan document for information about the terms of an investment in a contract.


How to Exchange Shares

EXCHANGE PRIVILEGE

You may instruct your insurance company to exchange Shares of the Fund into shares of the same class of another portfolio of the Trust offered by your insurance company at NAV. Contact your insurance company to find out what portfolios of the Trust are available for exchange. To exchange Shares, you must:

  meet any minimum initial investment requirements; and
  receive a prospectus for the Trust portfolio into which you wish to exchange.


An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. Signatures must be guaranteed if you request that your insurance company exchange Shares of the Fund for another portfolio of the Trust with a different shareholder registration. Please consult your tax adviser concerning potential tax consequences.


The Fund may modify or terminate the exchange privilege at any time. Shareholders will be notified of the modification or termination of the exchange privilege. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading which is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other portfolios of the Trust.

Account and Share Information

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends annually.

Shares of the Fund will begin earning dividends if owned on the record date. Dividends of the Fund are automatically reinvested in additional Shares.

TAX INFORMATION

The Fund will seek to comply with asset diversification regulations applicable to registered investment companies under the Investment Company Act of 1940 and the Internal Revenue Code. The variable insurance accounts that invest in the Fund will be affected by the Fund's compliance with applicable diversification tests. If the Fund fails to comply with these regulations, separate accounts owning shares of the Fund may not be treated as annuity, endowment, or life insurance contracts under the Internal Revenue Code. For more information concerning the consequences of the Fund failing to meet the asset diversification regulations, consult your separate account prospectus.

Contract owners should review the applicable contract prospectus for information concerning the federal income tax treatment of their contracts and distributions from the Fund to the separate accounts.

Contract owners are urged to consult their own tax advisers regarding the status of their contracts under state and local tax laws.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the investment adviser for the Fund, Wachovia Asset Management, a business unit of Wachovia Bank. The investment adviser manages each Fund's assets, including buying and selling portfolio securities. The investment adviser's address is 100 North Main Street, Winston-Salem, NC 27101. Wachovia Asset Management is the investment adviser for two other registered investment companies, The Wachovia Funds and The Wachovia Municipal Funds.

Wachovia Bank has been managing trust assets for over 100 years, with over $41 billion in managed assets as of December 31, 1999.

The investment adviser is entitled to receive an annual investment advisory fee equal to 0.80% of the Fund's average daily net assets. The investment adviser may voluntarily choose to waive a portion of its fees or reimburse the Fund for certain expenses.

PORTFOLIO MANAGERS

Roger L. Glenski is a vice president with Wachovia Asset Management and is a co-manager of the Wachovia Special Values Fund. He is responsible for equity analysis and portfolio allocation decisions for the Fund. Prior to joining Wachovia Asset Management, Mr. Glenski was an accountant with the national accounting firm Deloitte & Touche. He received a bachelor's degree from the University of Missouri and a master's degree in Business Administration from the University of Chicago.

James M. Tringas is a vice president with Wachovia Asset Management and is a co-manager of the Wachovia Special Values Fund. He is responsible for equity analysis and portfolio allocation decisions for the Fund. Before joining Wachovia Asset Management, Mr. Tringas was a senior consultant in the Personal Financial Consulting Group of Ernst & Young. He received a bachelor's degree in Accounting and a master's degree in Tax from the University of Florida. Mr. Tringas is a member of the Association for Investment Management and Research and the Atlanta Society of Financial Analysts.


Mixed and Shared Funding

Shares of the Funds will be used for funding of variable annuity contracts, variable life insurance policies and certain qualified retirement plans. This is called "mixed funding." Shares of the Funds may be used in the future for investments by unaffiliated insurance companies. This is referred to as "shared funding." Although the Funds do not currently foresee any disadvantage to contract owners or qualified plan participants due to differences in redemption rates, tax treatment, or other considerations resulting from mixed funding or shared funding, the Trustees will closely monitor the operation of mixed funding and shared funding and will consider appropriate action to avoid material conflicts and take appropriate action in response to any material conflicts that occur. Such action could result in one or more investors withdrawing all or a portion of their investments in the Funds.



The following documents contain further details about the Fund and are available upon request and without charge:


Statement of Additional Information (SAI)--The SAI includes additional information about the Fund. The SAI is incorporated by reference into this prospectus, making it legally a part of this prospectus.

Shareholder Reports--The Fund will publish annual and semi-annual reports to shareholders which include information about the Fund's investments. The annual report will discuss market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

To obtain the SAI, the annual and semi-annual reports and other information without charge call your insurance company or the Fund at 1-800-994-4414.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room of the Securities and Exchange Commission in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.



WACHOVIA SPECIAL
VALUES FUND II

(A PORTFOLIO OF THE WACHOVIA
VARIABLE INSURANCE FUNDS)

Addresses


WACHOVIA SPECIAL VALUES FUND II	101 Greystone Boulevard SC-9215 Columbia, SC 29226
DISTRIBUTOR	Federated Securities Corp. Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779
INVESTMENT ADVISER	Wachovia Asset Management 100 North Main Street Winston-Salem, NC 27101
TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND PORTFOLIO RECORD KEEPER	Federated Shareholder Services Company Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779
COUNSEL TO THE WACHOVIA VARIABLE INSURANCE FUNDS	Kirkpatrick &Lockhart LLP 1800 Massachusetts Avenue, NW Washington, DC 20036-1800
COUNSEL TO THE INDEPENDENT TRUSTEES	Bell Boyd & Lloyd Three First National Plaza 70 West Madison Street Suite 3200 Chicago, IL 60602
INDEPENDENT AUDITORS	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116



September 20, 2000

Investment Company Act File No. 811-09873
Cusip 929775203
25734 (9/00)


15

                  THE WACHOVIA VARIABLE INSURANCE FUNDS

                            WACHOVIA BALANCED FUND II

                             WACHOVIA EQUITY FUND II

                         WACHOVIA SPECIAL VALUES FUND II


                       STATEMENT OF ADDITIONAL INFORMATION

                               SEPTEMBER 20, 2000

    This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses of The Wachovia Variable
    Insurance Funds dated September 20, 2000. Obtain the prospectuses without charge by calling 1-800-994-4414.

    CONTENTS

        HOW ARE THE FUNDS

    ORGANIZED?..........................................1
        SECURITIES IN WHICH THE FUNDS
    INVEST..................................1
        WHAT DO SHARES
    COST?..................................................13
        HOW ARE THE FUNDS
    SOLD?...............................................14
        REDEMPTION IN
    KIND....................................................14
        ACCOUNT AND SHARE
    INFORMATION.........................................15
        TAX
    INFORMATION.......................................................15
        WHO MANAGES AND PROVIDES SERVICES TO THE
    FUNDS?.......................16
        HOW DO THE FUNDS MEASURE
    PERFORMANCE?.................................18
        INVESTMENT
    RATINGS....................................................25

    ADDRESSES.............................................................BACK
    COVER

    Federated   Securities  Corp.,
    Distributor,
    subsidiary     of    Federated
    Investors, Inc.
    25855 (9/00)

HOW ARE THE FUNDS ORGANIZED?

The Wachovia Variable Insurance Funds (the Trust) is an open-end, management investment company that was established under the laws of the Commonwealth of
Massachusetts on March 3, 2000. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Trust currently offers interests in three professionally managed, diversified series (together referred to as the Funds): Wachovia Balanced Fund II; Wachovia Equity Fund II;
and Wachovia Special Values Fund II.

SECURITIES IN WHICH THE FUNDS INVEST

The following table indicates which types of securities are a:

o     Principal = PRINCIPAL investment of a Fund (shaded in chart);
o     Acceptable = ACCEPTABLE  (but not principal)  investment of a Fund;
   or

o Not Acceptable = NOT AN ACCEPTABLE investment of a Fund.

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SECURITIES                    BALANCED    EQUITY FUND    SPECIAL
                              FUND II         II       VALUES FUND

                                                                              II

-----------------------------------------
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AMERICAN DEPOSITORY          Acceptable   Acceptable    Acceptable

RECEIPTS1

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ASSET-BACKED SECURITIES2     Acceptable       NOT          NOT
                                          ACCEPTABLE    ACCEPTABLE

-----------------------------------------
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BANKING INSTRUMENTS          Acceptable   Acceptable    Acceptable

-----------------------------------------
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COMMERCIAL PAPER3            Acceptable   Acceptable    Acceptable
-----------------------------------------
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COMMON STOCKS                PRINCIPAL     PRINCIPAL    PRINCIPAL

--------------------------------------------------------------------
-----------------------------------------
CONVERTIBLE SECURITIES       Acceptable   Acceptable    Acceptable

-----------------------------------------
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CORPORATE DEBT OBLIGATIONS4  PRINCIPAL    Acceptable    Acceptable

-------------------------------------------------------
--------------------------------------------------------------------
CREDIT ENHANCEMENT           ACCEPTABLE   ACCEPTABLE    ACCEPTABLE

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DEMAND MASTER NOTES          Acceptable       NOT          NOT
                                          ACCEPTABLE    ACCEPTABLE

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-----------------------------------------
EUROPEAN DEPOSITORY          ACCEPTABLE   Acceptable    Acceptable

RECEIPTS

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FOREIGN BANK INSTRUMENTS     ACCEPTABLE   ACCEPTABLE    ACCEPTABLE

-----------------------------------------              -------------
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FOREIGN CURRENCY                NOT           Not          Not
TRANSACTIONS                 ACCEPTABLE   Acceptable    Acceptable
-----------------------------------------              -------------
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FOREIGN SECURITIES1          Acceptable   Acceptable    Acceptable

--------------------------------------------------------------------
--------------------------------------------------------------------
FUTURES AND OPTIONS          Acceptable   Acceptable    Acceptable

TRANSACTIONS

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-----------------------------------------              -------------
FUTURES ON FOREIGN           Acceptable       NOT          NOT
GOVERNMENT DEBT                           ACCEPTABLE    ACCEPTABLE

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-----------------------------------------              -------------
GLOBAL DEPOSITORY RECEIPTS   ACCEPTABLE   Acceptable    Acceptable

--------------------------------------------------------------------
--------------------------------------------------------------------
HIGH-YIELD SECURITIES5          NOT           Not       Acceptable
                             ACCEPTABLE   Acceptable

--------------------------------------------------------------------
--------------------------------------------------------------------
LENDING OF PORTFOLIO         ACCEPTABLE   Acceptable    Acceptable

SECURITIES

--------------------------------------------------------------------
--------------------------------------------------------------------
MASTER LIMITED PARTNERSHIPS     NOT           Not       Acceptable
                             ACCEPTABLE   Acceptable

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MONEY MARKET INSTRUMENTS     ACCEPTABLE   Acceptable    Acceptable

--------------------------------------------------------------------
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OPTIONS ON FINANCIAL         ACCEPTABLE   Acceptable    Acceptable

FUTURES

--------------------------------------------------------------------
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OVER-THE-COUNTER OPTIONS     ACCEPTABLE   Acceptable    Acceptable
--------------------------------------------------------------------
--------------------------------------------------------------------
PREFERRED STOCKS             Acceptable   Acceptable    Acceptable
--------------------------------------------------------------------
--------------------------------------------------------------------
REPURCHASE AGREEMENTS        Acceptable   Acceptable    Acceptable

--------------------------------------------------------------------
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RESTRICTED AND ILLIQUID      Acceptable   Acceptable    Acceptable

SECURITIES6

--------------------------------------------------------------------
--------------------------------------------------------------------
REVERSE REPURCHASE           Acceptable   Acceptable    Acceptable

AGREEMENTS

--------------------------------------------------------------------
--------------------------------------------------------------------
SECURITIES OF OTHER          Acceptable   Acceptable    Acceptable

INVESTMENT COMPANIES

--------------------------------------------------------------------
--------------------------------------------------------------------
STOCK INDEX FUTURES AND      Acceptable   Acceptable    Acceptable
OPTIONS7

--------------------------------------------------------------------
--------------------------------------------------------------------
STRIPPED MORTGAGE-BACKED     Acceptable       NOT          NOT
SECURITIES                                ACCEPTABLE    ACCEPTABLE

--------------------------------------------------------------------
--------------------------------------------------------------------
TEMPORARY INVESTMENTS        Acceptable   Acceptable    Acceptable

--------------------------------------------------------------------
--------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS  PRINCIPAL    Acceptable    Acceptable
-----------------------------------------
--------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES   Acceptable   Acceptable    Acceptable
--------------------------------------------------------------------
-----------------------------------------              -------------
WARRANTS                     Acceptable   Acceptable    Acceptable
--------------------------------------------------------------------
WHEN-ISSUED AND DELAYED      Acceptable   Acceptable    Acceptable
DELIVERY TRANSACTIONS

--------------------------------------------------------------------

1. The Balanced Fund II, Equity Fund II and Special Values Fund II may not
invest more than 20% of its assets in ADRs and not more than 10% of its assets in other securities of foreign issuers (non-ADRs).

2. Rated A or better by Moody's or S&P.

3. Rated Prime-1 by Moody's or A-1 by S&P or of comparable quality as determined by the investment adviser.

4. Rated A or better by Moody's or S&P or of comparable quality as determined by the investment adviser. The Balanced Fund II may invest up to 5% of its assets in obligations rated Baa by Moody's or BBB by S&P or of comparable quality as determined by the investment adviser.

5. Securities are rated Baa or lower by Moody's or BBB or lower by S&P. The
Special Values Fund II swill not invest more than 35% of their total assets in such securities.

6. The Balanced Fund II, Equity Fund II and the Special Values Fund II will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.

7. Not more than 20% of each Fund's assets will be invested in stock index futures and options. Each Fund will not purchase options to the extent that more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions or margin deposits on open positions, as applicable.

SECURITIES DESCRIPTIONS AND TECHNIQUES
EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which a Fund may invest.

   COMMON STOCKS

   Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

   PREFERRED STOCKS

   Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.

   INTERESTS IN OTHER LIMITED LIABILITY COMPANIES

   Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

   REAL ESTATE INVESTMENT TRUSTS (REITS)

   REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

   WARRANTS

   Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

MASTER LIMITED PARTNERSHIPS

A master limited partnership is a publicly owned limited partnership whose shares are bought and sold on an organized stock exchange.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which a Fund may invest.

   TREASURY SECURITIES

   Treasury securities are direct obligations of the federal government of the
   United States. Investors regard treasury securities as having the lowest credit risks.

   AGENCY SECURITIES

   Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The
   United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few
   GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as treasury securities.

   The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

   CORPORATE DEBT SECURITIES

   Corporate debt securities are fixed income securities issued by businesses.
   Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely amount issuers.

   The credit risk of an issuer's debt security may also vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances.
   For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

      COMMERCIAL PAPER

      Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

      DEMAND INSTRUMENTS

      Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

   MORTGAGE BACKED SECURITIES

   Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

   Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

   ASSET BACKED SECURITIES

   Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Asset backed securities may be structured in multiple classes.

   Historically, borrowers are more likely to refinance their mortgage than any other type of consumer or commercial debt. In addition, some asset backed securities use prepayment to buy additional assets, rather than paying off the securities. Therefore, while asset backed securities may have some prepayment risks, they generally do not present the same degree of risk as mortgage backed securities.

   ZERO COUPON SECURITIES

   Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. An investor must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.

   There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. The most common forms of stripped zero coupon securities include Treasury STRIPs, interest-only securities and principal-only securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

   BANK INSTRUMENTS

   Bank   instruments  are  unsecured   interest  bearing  deposits  with
   banks.  Bank  instruments   include  bank  accounts,   time  deposits,
   certificates   of   deposit   and   banker's    acceptances.    Yankee
   instruments  are  denominated  in  U.S.  dollars  and  issued  by U.S.
   branches of foreign  banks.  Eurodollar  instruments  are  denominated in U.S.  dollars  and issued by  non-U.S.  branches of U.S. or foreign banks.

   INSURANCE CONTRACTS

   Insurance contracts include guaranteed investment contracts, funding agreements and annuities. A Fund may treat these contracts as fixed income securities.

   CREDIT ENHANCEMENT

   Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the investment adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement.

   Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. Following a default, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities.
Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the
Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

A Fund may treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

TAX EXEMPT SECURITIES

Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

   VARIABLE RATE DEMAND INSTRUMENTS

   Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value.
   A Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. A
Fund considers an issuer to be based outside the United States if:

o     it is  organized  under  the laws  of,  or has a  principal  office located in, another country;

o     the  principal  trading  market  for its  securities  is in another country; or

o  it (or its subsidiaries) derived in its most current fiscal year at least 50%
   of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

   DEPOSITARY RECEIPTS

   Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary
   Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European
   Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and
   International Depositary Receipts (IDRs), are traded globally or outside the
   United States. Depositary Receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

   FOREIGN EXCHANGE CONTRACTS

   In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, a Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

   FOREIGN GOVERNMENT SECURITIES

   Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the
   International Bank for Reconstruction and Development (the World Bank), the
   Asian Development Bank, the European investment Bank and the Inter-American
   Development Bank.

   Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit.
   Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps)
require payments relating to the income or returns from the underlying asset.
The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price.
Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make
(or collect) daily payments to the margin accounts to reflect losses (or gains)
in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss.
Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the
Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

A Fund may trade in the following types of derivative contracts.

   FUTURES CONTRACTS

   Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset.
   Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

   OPTIONS

   Options are rights to buy or sell an underlying asset for a specified price
   (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

   A Fund may engage in one or more of the following:

   Buy call options on securities, securities indices and futures contracts in anticipation of an increase in the value of the underlying asset.

   Buy put options on securities, securities indices and futures contracts in anticipation of a decrease in the value of the underlying asset.

   Write call options on securities, securities indices and futures contracts to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

   Write put options on securities, securities indices and futures contracts (to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset). In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

   When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

   Buy or write options to close out existing options positions.

   HYBRID INSTRUMENTS

   Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices).
   Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

   The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

SPECIAL TRANSACTIONS

   REPURCHASE AGREEMENTS

   Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the
   Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser.

   The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The investment adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

   Repurchase agreements are subject to credit risks.

   REVERSE REPURCHASE AGREEMENTS

   Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

   DELAYED DELIVERY TRANSACTIONS

   Delayed delivery transactions are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

      TO BE ANNOUNCED SECURITIES (TBAS)

      As with other when issued transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

   SECURITIES LENDING

   A Fund may lend portfolio securities to borrowers that the investment adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

   The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

   Loans are subject to termination at the option of the Fund or the borrower.
   The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The
   Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

   Securities lending activities are subject to interest rate risks and credit risks. These transactions create leverage risks.

ASSET COVERAGE

In order to secure its obligations in connection with derivatives contracts or special transactions, a Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTMENT RISKS

STOCK MARKET RISKS

o  The value of equity securities in a Fund's portfolio will rise and fall.
   These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.

o  The investment adviser attempts to manage market risk by limiting the amount a Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

SECTOR RISKS

o  Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the investment adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

LIQUIDITY RISKS

o  Trading opportunities are more limited for equity securities that are not widely held and for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.
   This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

o  Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

o  OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS RELATED TO COMPANY SIZE

o  Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

o  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

CURRENCY RISKS

o  Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

o  The investment adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency.
   However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

RISKS OF FOREIGN INVESTING

o  The Funds may invest in foreign securities. Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

o  Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United
   States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S.
   companies. These factors may prevent a Fund and its investment adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

o  Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

LEVERAGE RISKS

o  Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

o  Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

INTEREST RATE RISKS

o  Prices of fixed income securities rise and fall in response to interest rate changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

o  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

o  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

o  Many fixed income securities receive credit ratings from services such as
   Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the investment adviser's credit assessment.

o  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity
   (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

o  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

o  Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price.
   An increase in the likelihood of a call may reduce the security's price.

o  If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

PREPAYMENT RISKS

o  Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a
   Fund holding mortgage backed securities.

   For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

   Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

o  Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

o  The Balanced Fund may invest in securities rated below investment grade.
   These securities, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

INVESTMENT LIMITATIONS

      SELLING SHORT AND BUYING ON MARGIN

      The Funds will not sell any securities short or purchase any securities on margin, other than in connection with buying stock index futures contracts, put options on stock index futures, put options on financial futures and portfolio securities, and writing covered call options, but may obtain such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities.

      The deposit or payment by a Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

      ISSUING SENIOR SECURITIES AND BORROWING MONEY

      The Funds will not issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed and except, with respect to the Balanced Funds, as permitted by its investment objective and policies.


      The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling a
      Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. Each Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.

      PLEDGING ASSETS

      The Funds will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, a Fund may mortgage, pledge, or hypothecate assets to secure such borrowings having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the borrowing. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options, and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis.

      INVESTING IN REAL ESTATE

      The Funds will not buy or sell real estate, including limited partnership interests, although a Fund may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

      INVESTING IN COMMODITIES

      The Funds will not buy or sell commodities, commodity contracts, or commodities futures contracts, except however, to the extent that each
      Fund may engage in transactions involving futures contracts and related options.


      UNDERWRITING

      The Funds will not underwrite any issue of securities, except as each Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.

      DIVERSIFICATION OF INVESTMENTS

      With respect to securities comprising 75% of the value of its total assets, each Fund will not purchase securities issued by any one issuer
      (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer. Also, a Fund will not acquire more than 10%
      of the outstanding voting securities of any one issuer.

      CONCENTRATION OF INVESTMENTS

      The Funds will not invest 25% or more of the value of their total assets in any one industry, except that a Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities.

      LENDING CASH OR SECURITIES

      The Funds will not lend any of their assets except portfolio securities, the market values of which do not exceed one-third of the value of a
      Fund's total assets.

      This shall not prevent the Funds from purchasing or holding U.S.
      government obligations, money market instruments, demand master notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by each Fund's investment objective, policies, and limitations.

THE ABOVE INVESTMENT LIMITATIONS CANNOT BE CHANGED BY THE BOARD OF TRUSTEES
(BOARD) UNLESS AUTHORIZED BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING
SECURITIES," AS DEFINED BY THE INVESTMENT COMPANY ACT. THE FOLLOWING
LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL.
SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS
BECOMES EFFECTIVE.

      INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES The Funds will limit their investment in other investment companies to not more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of their total assets in any one investment company, and will invest no more than 10% of their total assets in investment companies in general, unless, they are permitted to exceed these limitations by action of the SEC. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary brokers' commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as custodian and transfer agency fees, and therefore, any investment by a Fund in shares of another investment company would be subject to such duplicate expenses. The Funds will invest in other investment companies primarily for the purpose of investing their short-term cash on a temporary basis.

      INVESTING IN RESTRICTED SECURITIES

      The Funds will not invest more than 10% of their total assets in securities subject to restrictions on resale under the Securities Act of
      1933, except for certain restricted securities which meet the criteria for liquidity as established by the Trustees.

      INVESTING IN ILLIQUID SECURITIES

      The Funds will not invest more than 15% of their net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options, non-negotiable time deposits with maturities over seven days, and certain securities not determined under guidelines established by the Trustees to be liquid.

      INVESTING IN PUT OPTIONS

      The Funds will not purchase put options on securities, other than put options on stock indices, unless the securities are held in a Fund's portfolio and not more than 5% of the value of the Fund's total assets would be invested in premiums on open put option positions.

      WRITING COVERED CALL OPTIONS

      The Funds will not write call options on securities unless the securities are held in a Fund's portfolio or unless a Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

      INVESTING IN WARRANTS

      The Funds will not invest more than 5% of their net assets in warrants. No more than 2% of a Fund's net assets, to be included within the overall 5%
      limit on investments in warrants, may be warrants which are not listed on the New York Stock Exchange or the American Stock Exchange.

      PURCHASING SECURITIES TO EXERCISE CONTROL

      The Funds will not purchase securities of a company for purposes of exercising control or management.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association, having capital, surplus, and undivided profits in excess of $100,000,000 at the time of deposit, to be "cash items."

WHAT DO SHARES COST?

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Funds' portfolio securities are determined as follows:

o  for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o     in the absence of recorded sales for equity  securities,  according to the mean between the last closing bid and asked prices;

o  for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

o  for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

o     for all  other  securities,  at fair  value as  determined  in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

The Funds value futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

TRADING IN FOREIGN SECURITIES. Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value (NAV), the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the
NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the
Fund's Board, although the actual calculation may be done by others.

Each Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


HOW ARE THE FUNDS SOLD?

Under  the  Distributor's   Contract  with  the  Trust,  the  Distributor
(Federated   Securities   Corp.)   offers   Shares   on   a   continuous,
best-efforts basis.


RULE 12B-1 PLAN

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the
Distributor (who may then pay investment professional such as banks, broker/dealers, trust departments of bank, and registered investment advisers)
for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professional) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Funds achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the
Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor more or less than its actual marketing expenses. In no event will a Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

SUBACCOUNTING SERVICES

Certain participating insurance companies may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Participating insurance companies holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of
Shares. This information should, therefore, be read together with any agreement between the customer and the participating insurance company about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Funds intend to pay Share redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the Investment
Company Act of 1940, the Funds are obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Board determines that payment should be in kind. In such a case, a
Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Trust's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

The insurance company separate accounts, as shareholders of the Funds, will vote the Fund Shares held in their separate accounts at meetings of the shareholders.
Voting will be in accordance with instructions received from contract owners of the separate accounts, as more fully outlined in the prospectus of the separate account.

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All classes of each Fund in the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Trustees or by shareholders at a special meeting.
A special meeting of shareholders will be called by the Trustees upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.


As of September 20, 2000, which was prior to the public offering of any of the
Funds' shares, Federated Administrative Services was the holder of 100% of each
Fund's shares, and there were otherwise no control persons or principal holders of securities of the Funds.


Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX

Each Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code applicable to regulated investment companies. If these requirements are not met, the Funds will not receive special tax treatment and will pay federal income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trusts' other portfolios will be separate from those realized by the Fund.

Each Fund must, and intends to, comply with the diversification requirements imposed by Section 817(h) of the Internal Revenue Code. For information concerning the consequence of a Fund not meeting the Section 817(h)
requirements, see the prospectus of the separate account.

FOREIGN INVESTMENTS

If a Fund purchases foreign securities, its investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain.
However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year.
Book income generally consists solely of the coupon income generated by the portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be
subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all of the Trust's powers except those reserved for the shareholders.
Information about each Board member is provided below and includes the following data: name, birthdate, address, present position(s) held with the Trust, principal occupations for the past five years, and total compensation received as a Trustee from the Fund Complex (as defined below) for the most recent fiscal year. Each of the Trustees and officers listed below holds an identical position with The Wachovia Funds and The Wachovia Municipal Funds, two other registered investment companies in the Fund Complex. Because the Trust has not had operations prior to the date of this SAI, the aggregate compensation figures provided in the table below represent the compensation that the Trustees received from The Wachovia Funds and The Wachovia Municipal Funds for their last fiscal years. The Trust is comprised of three Funds, The Wachovia Funds are comprised of seventeen series and The Wachovia Municipal Funds are comprised of four series, and together they form the Fund Complex.


An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940.

------------------------------------------------------------------------  --------------
         NAME                                                               AGGREGATE
       BIRTHDATE                                                          COMPENSATION

        ADDRESS                                                             FROM FUND
  POSITION WITH TRUST            OCCUPATIONS FOR PAST 5 YEARS                COMPLEX
------------------------------------------------------------------------  --------------
------------------------------------------------------------------------  --------------
JAMES A. HANLEY Retired; Vice President and Treasurer, Abbott $33,200 August 13,
1931 Laboratories (health care products) (until 4272 Sanctuary Way 1992).

Bonita Springs, FL
Trustee

------------------------------------------------------------------------  --------------
------------------------------------------------------------------------  --------------
SAMUEL E. HUDGINS       Hudgins Consulting, LLC (independent              $33,200
March 4, 1929           consultant); President, Percival Hudgins &
715  Whitemere   Court, Company, LLC (investment bankers/financial
N.W.                    consultants) (until September 1997); Director,
Atlanta, GA             Atlantic American Corporation (insurance
Trustee                 holding company).
------------------------------------------------------------------------  --------------
------------------------------------------------------------------------  --------------
D. DEAN KAYLOR          Retired; Executive Vice President and Chief       $26,000
June 29, 1930           Financial Officer, NBD Bank, N.A. and NBD
2835 Greenbriar         Bancorp, Inc. (bank and bank holding company)
Harbor Springs, MI      (until 1990).
Trustee

------------------------------------------------------------------------  --------------
------------------------------------------------------------------------  --------------
ALVIN J. SCHEXNIDER,    Director, Office of Health Policy Development,    $26,000
PH.D.                   Wake Forest University School of Medicine;
May 26, 1945            formerly, Chancellor, Winston-Salem State
3174 Turkey Hill Road   University
Winston-Salem, NC 27106
Trustee
------------------------------------------------------------------------  --------------
------------------------------------------------------------------------  --------------
CHARLES S. WAY, JR.*    President and CEO, The Beach Company (real        $26,000
December 18, 1937       estate development) and its various affiliated
211 King Street         companies and partnerships.
Suite 300
Charleston, SC
Trustee

------------------------------------------------------------------------  --------------
------------------------------------------------------------------------  --------------
JOHN W. MCGONIGLE       Executive Vice President and Secretary of the     $0
October 26, 1938        Federated Fund Complex; Executive Vice
Federated     Investors President, Secretary and Director, Federated
Tower                   Investors, Inc.; Trustee, Federated Investment
Pittsburgh, PA          Management Company and Federated Investment
President and Treasurer Counseling; Director, Federated Global
                        Investment Management Corp, Federated Services
                        Company and  Federated Securities Corp.
------------------------------------------------------------------------  --------------
------------------------------------------------------------------------  --------------
JAMES OSTROWSKI Assistant Vice President and Client Services $0 November 13,
1959 Officer, Mutual Fund Services Division, Federated Investors Federated
Services Company; formerly, Client Tower Services Officer, Federated Services
Company.

Pittsburgh, PA
Vice President and
Assistant Treasurer

------------------------------------------------------------------------  --------------
------------------------------------------------------------------------  --------------
R. EDWARD BOWLING       Senior Vice President,  Wachovia Bank, N.A. and   $0
March 25, 1958          Product  Manager  of the  Trust,  The  Wachovia
100 N. Main Street      Funds, and The Wachovia Municipal Funds.
Winston-Salem, NC
Vice President

------------------------------------------------------------------------  --------------
------------------------------------------------------------------------  --------------
GAIL CAGNEY             Corporate    Counsel   and   Vice    President,   $0
October 26, 1953        Federated Services Company.
Federated     Investors
Tower
Pittsburgh, PA
Secretary

------------------------------------------------------------------------  --------------


INVESTMENT ADVISER

The investment adviser conducts investment research and makes investment decisions for the Funds. The investment adviser is a business unit of Wachovia
Bank, N.A.

The investment adviser shall not be liable to the Trust, the Funds, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Funds, their Adviser, and their Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, the Funds' Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the
Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the investment adviser looks for prompt execution of the order at a favorable price. The investment adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The investment adviser may select brokers and dealers based on whether they also offer research services
(as described below). In selecting among firms believed to meet these criteria, the investment adviser may give consideration to those firms which have sold or are selling Shares of the Funds and other funds distributed by the Distributor and its affiliates. The investment adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trust's
Board.

RESEARCH SERVICES. Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies;
industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the investment adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the investment adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.
The investment adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Funds are made independently from those of other accounts managed by the investment adviser. When a Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the investment adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the
Funds, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Funds.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Funds. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of the Funds in the Trust as specified below:

--------------------------------------------------------------------------------
                  MAXIMUM                          AVERAGE AGGREGATE DAILY NET

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            ADMINISTRATIVE FEE                         ASSETS OF THE FUNDS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 .10 of 1%                          on the first $3.5 billion
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 .06 of 1%                              on assets in excess of
                                                             $3.5 billion

--------------------------------------------------------------------------------

CUSTODIAN

Wachovia Bank, N.A., is custodian (the Custodian) for the securities and cash of the Funds. Under the Custodian Agreement, the Custodian holds the Funds'
portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties. For the services to be provided to the Trust pursuant to the Custodian Agreement, the Trust pays the Custodian an annual fee based upon the average daily net assets of the Funds and which is payable monthly. The Custodian will also charge transaction fees and out-of-pocket expenses. Foreign instruments purchased by the Funds are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary,
Federated Shareholder Services Company, also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments.

INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountant for the Trust, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Funds'
financial statements and financial highlights are free of material misstatement.

SHAREHOLDER SERVICES

The Funds may pay Federated Administrative Services, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts.
Federated Administrative Services may select others to perform these services for their customers and may pay them fees.

HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise Share performance by using the Securities and Exchange
Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the
Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per
Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o     references  to  ratings,   rankings,   and  financial  publications
   and/or performance comparisons of Shares to certain indices;
o  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o     information  about the mutual fund  industry  from  sources such as the Investment Company Institute.
A Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

A Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in maximum offering price over a specific period of time. From time to time, a Fund will quote its Lipper ranking in advertising and sales literature.

DOW JONES INDUSTRIAL AVERAGE ("DJIA") represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.

STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS (THE "S&P
INDEX"), is a composite index of common stocks in industry, transportation, and financial and public utility companies. In addition, the S&P Index assumes reinvestment of all dividends paid by stocks listed on the S&P Index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P Index figures.

RUSSELL 2000 INDEX is a broadly diversified index consisting of approximately
2,000 small capitalization common stocks that can be used to compare the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

RUSSELL 2000 VALUE INDEX measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

MERRILL LYNCH COMPOSITE 1-3 YEAR TREASURY INDEX is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and 2.99 years.
The index is produced by Merrill Lynch, Pierce, Fenner & Smith.

MERRILL LYNCH COMPOSITE 1-5 YEAR TREASURY INDEX is comprised of approximately 66 issues of U.S. Treasury securities maturing between 1 and 4.99 years, with coupon rates of 4.25% or more. These total return figures are calculated for one, three, six, and twelve month periods and year-to-date and include the value of the bond plus income and any price appreciation or depreciation.

SALOMON BROTHERS 3-5 YEAR GOVERNMENT INDEX quotes total returns for U.S.
Treasury issues (excluding flower bonds) which have maturities of three to five years. These total returns are year-to-date figures which are calculated each month following January 1.

MERRILL LYNCH 3-5 YEAR TREASURY INDEX is comprised of approximately 24 issues of intermediate-term U.S. government and U.S. Treasury securities with maturities between 3 and 4.99 years and coupon rates above 4.25%. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date.

MERRILL LYNCH 3-YEAR TREASURY YIELD CURVE INDEX is an unmanaged index comprised of the most recently issued 3-year U.S. Treasury notes. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date.

LEHMAN BROTHERS GOVERNMENT INDEX is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

LEHMAN BROTHERS AGGREGATE BOND INDEX is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the Lehman Brothers Government Bond Index, Corporate Bond Index,
Mortgage-Backed Securities Index and the Yankee Bond Index. These indices include: U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Farm Credit System, including the National
Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers
Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage
Corporation; Fannie Mae; Government National Mortgage Association and Student
Loan Marketing Association; foreign obligations; and U.S. investment-grade corporate debt and mortgage-backed obligations. All corporate debt included in the Aggregate Bond Index has a minimum S&P rating of BBB or a minimum Moody's rating of Baa.

MERRILL LYNCH CORPORATE AND GOVERNMENT INDEX includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term of maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).

MERRILL LYNCH DOMESTIC MASTER INDEX includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. The Domestic Master Index is a broader index than the Merrill Lynch
Corporate and Government Index and includes, for example, mortgage-related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/coupon subdivision must be no less than $200 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment-grade issues (i.e. BBB/Baa or better).

S&P 500/LEHMAN BROTHERS GOVERNMENT/CORPORATE (WEIGHTED INDEX) and the S&P
500/LEHMAN BROTHERS GOVERNMENT (WEIGHTED INDEX) combine the components of a stock-oriented index and a bond-oriented index to obtain results which can be compared to the performance of a managed fund. The indices' total returns will be assigned various weights depending upon a Fund's current asset allocation.

SALOMON BROTHERS AAA-AA CORPORATE index calculates total returns of approximately 775 issues which include long-term, high grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance.

LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX is an unmanaged index comprised of all the bonds issued by the Lehman Brothers
Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

SEI BALANCED UNIVERSE is composed of 916 portfolios managed by 390 managers representing $86 billion in assets. To be included in the universe, a portfolio must contain a 5% minimum commitment in both equity and fixed-income securities.
Consulting universes may be composed of pension, profit-sharing, commingled, endowment/foundation and mutual funds.

LEHMAN BROTHERS GOVERNMENT/CORPORATE (TOTAL) index is comprised of approximately
5,000 issues which include: non-convertible bonds publicly issued by the U.S.
government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman
Brothers, the index calculates total returns for one-month, three-month, twelve-month, and ten-year periods and year-to-date.

MERRILL LYNCH CORPORATE MASTER is an unmanaged index comprised of approximately
4,356 corporate debt obligations rated BBB or better. These quality parameters are based in composites of ratings assigned by S&P and Moody's. Only bonds with a minimum maturity of one year are included.

MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES. MUTUAL FUND VALUES rates more than 1,000
NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

SALOMON  BROTHERS  ONE-MONTH  TAX-EXEMPT  COMMERCIAL PAPER is an index of selected  tax-exempt  commercial  paper  issues,  maturing  in one month, whose  yields are chosen as  representative  of this  particular  market.
Calculations  are made  weekly and  monthly.  Ehrlich-Bober  & Co.,  Inc.
also tracks this Salomon Brothers index.


WACHOVIA BALANCED FUND II

STATEMENT OF ASSETS AND LIABILITIES

AUGUST 15, 2000

ASSETS:

Cash                                                      35,150
   Total assets                                           35,150
Net Assets for 3,515 shares outstanding                   35,150        $
NET ASSETS CONSIST OF:

Paid in capital                                           35,150        $
   Total Net Assets                                       35,150        $
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PROCEEDS PER SHARE:

$35,150 / 3,515 shares outstanding                        $10.00

WACHOVIA EQUITY FUND II

STATEMENT OF ASSETS AND LIABILITIES

AUGUST 15, 2000

ASSETS:

Cash                                                      35,150
   Total assets                                           35,150
Net Assets for 3,515 shares outstanding                  $ 35,150
NET ASSETS CONSIST OF:

Paid in capital                                           $35,150
   Total Net Assets                                       $35,150
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PROCEEDS PER SHARE:

$35,150 / 3,515 shares outstanding                        $10.00

WACHOVIA SPECIAL VALUES FUND II

STATEMENT OF ASSETS AND LIABILITIES

AUGUST 15, 2000

ASSETS:

Cash                                                30,150
   Total assets                                     30,150
Net Assets for 3,015 shares outstanding             $30,150
NET ASSETS CONSIST OF:

Paid in capital                                     $30,150
   Total Net Assets                                 $30,150
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PROCEEDS PER SHARE:

$30,150 / 3,015 shares outstanding                  $10.00

The accompanying notes to the financial statement are an integral part of this statement.

THE WACHOVIA VARIABLE INSURANCE FUNDS

NOTES TO THE FINANCIAL STATEMENTS

AUGUST 15, 2000

1. ORGANIZATION

The Wachovia Variable Insurance Funds (the Trust) is an open-end, management investment company that was established under the laws of the Commonwealth of
Massachusetts on March 3, 2000. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Trust currently offers interests in three professionally managed, diversified series (together referred to as the Funds): Wachovia Balanced Fund II; Wachovia Equity Fund II;
and Wachovia Special Values Fund II.

2.  SIGNIFICANT ACCOUNTING POLICIES

    a.  Organization Expenses

Expenses incurred by the Trust in connection with the organization and initial public offering were assumed by Wachovia Asset Management ("WAM"), the Fund's
Adviser, a subsidiary of Wachovia Bank, NA.

    b.  Federal Income Taxes

        The Fund intends to comply with the requirements of the Internal

        Revenue  Code  necessary  to  qualify as a  regulated  investment company

        and to make the  requisite  distributions  of income and  capital gains

        to  its  shareholders  sufficient  to  relieve  it  from  all  or substantially

        all Federal income taxes.

3.INVESTMENT ADVISER FEE

Wachovia Asset  Management,  a subsidiary of Wachovia Bank,  N.A. and the
Funds' investment  adviser (the   "Adviser "),  receives for its services
an annual investment adviser fee based on a percentage

of each Fund's average daily net assets as listed below.

ANNUAL RATE PER FUND

Balanced Fund II 0.70%

Equity Fund II 0.70%

Special Values Fund II 0.80%


INVESTMENT RATINGS

STANDARD & POOR'S CORPORATE BOND RATINGS

AAA--Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC -- Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposure to adverse conditions.

C -- The rating "C" is reserved for income bonds on which no interest is being paid.

D -- Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

NR--NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

S&P may apply a plus (+) sign or minus (-) sign to the above rating classifications to show relative standing within the classifications.

MOODY'S INVESTORS SERVICE CORPORATE BOND RATING

AAA--Bonds which are rated "AAA" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as
"gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated "AA" are judged to be of high quality by all standards. Together with the "AAA" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "AAA" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "AAA"
securities.

A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA--Bonds which are rated "BAA" are considered as medium-grade obligations,
(i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are "BA" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA -- Bonds which are rated "CAA" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated "CA" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects or ever attaining any real investment standing.

NR--Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from "AA" through "B" in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3--Issues carrying this designation have adequate capacity for timely payment.
They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B--Issues rated "B" are regarded as having only speculative capacity for timely payment.

C--This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D--Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATING DEFINITIONS

PRIME-1--Issuers rated "PRIME-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. "PRIME-1"
repayment capacity will normally be evidenced by many of the following characteristics:

o           Leading market positions in well-established industries;
o           High rates of return on funds employed;
o           Conservative    capitalization    structure   with   moderate
            reliance on debt and ample asset protection;
o           Broad  margins  in  earnings   coverage  of  fixed  financial
            charges and high internal cash generation; or
o           Well-established  access to a range of financial  markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated "PRIME-2" (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

MOODY'S INVESTORS SERVICE SHORT-TERM DEBT RATINGS

PRIME-1--Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

o     Leading market positions in well established industries;
o     High rates of return on funds employed;
o     Conservative  capitalization  structure  with moderate  reliance on debt and ample asset protection;
o     Broad margins in earning  coverage of fixed  financial  charges and high internal cash generation; and
o  Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2--Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3--Issuers rated PRIME-3 (or related supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced.
Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
Adequate alternate liquidity is maintained.

NOT PRIME--Issuers rated NOT PRIME do not fall within any of the Prime rating categories.

MOODY'S INVESTORS SERVICE SHORT TERM LOAN RATINGS

MIG 1/VMIG 1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG 2/VMIG 2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3--This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

ADDRESSES

THE WACHOVIA VARIABLE INSURANCE FUNDS

                                       101 Greystone Boulevard
                                       SC-9215
                                       Columbia, SC 29226

Distributor

FEDERATED SECURITIES CORP.             Federated Investors Tower

                                       1001 Liberty Avenue
                                       Pittsburgh, Pennsylvania

15222-3779

Investment Adviser

WACHOVIA ASSET MANAGEMENT              100 North Main Street
                                       Winston-Salem, NC 27101

Custodian

WACHOVIA BANK, N.A.                    100 North Main Street
                                       Winston-Salem, NC 27101

Transfer Agent and Dividend Disbursing Agent

FEDERATED SHAREHOLDER SERVICES COMPANY Federated Investors Tower
                                       1001 Liberty Avenue
                                       Pittsburgh, PA 15222-3779

Independent Auditors

ERNST & YOUNG LLP                      200 Clarendon Street
                                       Boston, MA 02116

PART C.    OTHER INFORMATION.

Item 23.
                   (a)  Conformed Copy of Declaration of Trust of the
                        Registrant; 1
                   (b)  Copy of By-Laws of the Registrant; 1
                   (c)  Not applicable;
                   (d)  Conformed Copy of Investment Advisory Contract of the Registrant; +
                   (e)    (i)  Conformed Copy of Distributor's Contract of the
                               Registrant; +
                   (f)  Not applicable;
                   (g)  Conformed Copy of Custodian Agreement of the Registrant; +
                   (h)  Conformed Copy of Agreement for Fund Accounting Services,
                        Administrative Services and Transfer Agency Services; +
                   (i)  Conformed Copy of Opinion and Consent of Counsel as to
                        legality of shares being registered; + (j) Conformed
                   copy of Consent of Independent Auditors; + (k) Not
                   applicable; (l) Not applicable; (m) (i) Conformed Copy of
                   Distribution Plan; +

                         (ii) Form of Mutual Funds Sales and Service Agreement;
                   + (n) Not applicable; (o) Conformed copy of Power of
                   Attorney; 1 (p) Copy of Code of Ethics. +

Item 24.    Persons Controlled by or Under Common Control with Registrant:

            None

-----------------------------------------------
+ All exhibits have been filed electronically
1.    Response is incorporated by reference to Registrant's Initial Registration Statement filed March 27, 2000.  (File Nos. 333-33306 and 811-09873)

Item 25.    Indemnification:

            Indemnification is provided to Officers and Trustees of the
            Registrant pursuant to Section 2 of Article XI of Registrant's
            Declaration of Trust. The Investment Advisory Contract between the
            Registrant and Wachovia Bank, N.A. ("Adviser") provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Investment
            Advisory Contract on the part of Adviser, Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security. Registrant's Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.

            Insofar as indemnification for liabilities arising under the
            Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final
            adjudication of such issues.

            Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees,
            Officers, and controlling persons of the Registrant by the
            Registrant pursuant to the Declaration of Trust or otherwise, the
            Registrant is aware of the position of the Securities and Exchange
            Commission as set forth in Investment Company Act Release No.
            IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party
            Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer,
            Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions:
            (i) the indemnitee provides security for his undertaking; (ii) the
            Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party
            Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 26.    Business and Other Connections of Investment Adviser:

            (a)  For a description of the other  business of the  investment  adviser, see the  section  entitled  "Who  Manages  the Funds?" in Part A. The
                 Officers of the investment adviser are: Chief Executive  Officer,  L.
                 M. Baker,  Jr.;  President  and Chief  Operating  Officer,  G. Joseph
                 Prendergast;  Vice  Chairman,  Robert S. McCoy,  Jr.; Vice  Chairman,
                 Walter E.  Leonard,  Jr.;  State Chief  Executive  Officer,  Lewis N.
                 Miller,  Jr.  (Virginia);  State  Chief  Executive  Officer,  Will B.
                 Spence  (North  Carolina/South   Carolina);   State  Chief  Executive
                 Officer, D. Gary Thompson  (Florida/Georgia);  State President, James
                 C. Cherry (Virginia  Banking);  State President,  J. Kenneth Coppedge
                 (Florida   Banking);   State   President,   Isaiah  Tidwell  (Georgia
                 Banking);  Senior  Executive Vice  President,  Jean E. Davis;  Senior
                 Executive  Vice  President,  Mickey W.  Dry;  Senior  Executive  Vice
                 President,  Stanhope  A.  Kelly;  Senior  Executive  Vice  President,
                 Kenneth W.  McAllister;  Senior  Executive  Vice  President,  John C.
                 McLean, Jr.; and Senior Executive Vice President,  Donald K. Truslow.
                 The  business  address  of each  of the  Officers  of the  investment
                 adviser   is   Wachovia   Bank,   N.A.,   100  North   Main   Street,
                 Winston-Salem, N.C.  27101.

                 The Directors of the investment adviser are:  L.M. Baker, Jr.; James
                 S. Balloun; Peter C. Browning; John T. Casteen, III; John L.
                 Clendenin; Thomas K. Hearn, Jr.; George W. Henderson, III; W. Hayne
                 Hipp; Robert A. Ingram; George R. Lewis; Elizabeth Valk Long; John
                 G. Medlin, Jr.; Lloyd U. Noland, III; Morris W. Offit; G. Joseph
                 Prendergast; Sherwood H. Smith, Jr.; and John C. Whitaker, Jr.

Item 27.    Principal Underwriters:

(a)   Federated Securities Corp. the Distributor for shares of the
Registrant, acts as principal underwriter for the following             open-end
investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily
Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated
American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated
Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities,
Inc.;
Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated
Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated
High Yield Trust; Federated Income Securities Trust; Federated Income Trust;
Federated Index Trust; Federated Institutional Trust; Federated Insurance Series;
Federated International Series, Inc.; Federated Investment Series Funds, Inc.;
Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund,
Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities
Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund,
Inc.; Federated Stock Trust; Federated Total Return Series, Inc.; Federated U.S.
Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated
U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities
Fund: 5-10 Years; Federated Utility Fund, Inc.; Federated World Investment Series,
Inc.; FirstMerit Funds; Hibernia Funds; Independence One Mutual Funds; Intermediate
Municipal Trust; Marshall Funds, Inc.; Money Market Obligations Trust; Regions Funds;
RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Wachovia Funds; The
Wachovia Municipal Funds; and Vision Group of Funds, Inc.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Richard B. Fisher             Chairman,                            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Arthur L. Cherry              Director,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales       --
Federated Investors Tower     and Director,
1001 Liberty Avenue           Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue             Director, Executive Vice            --
Federated Investors Tower     Vice President and Assistant
1001 Liberty Avenue           Secretary,
Pittsburgh, PA 15222-3779     Federated Securities Corp.

James F. Getz                 President-Broker/Dealer and          --
Federated Investors Tower     Director,
1001 Liberty Avenue           Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ronald M. Petnuch             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John M. Albert                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew W. Brown              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                  Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy Franklin              Vice President,                      --
Federated Investors Tower     Federated Securities Corp
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Mark A. Gessner               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Scott Gundersen               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Anthony J. Harper             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ed Koontz                     Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dennis M. Laffey              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher A. Layton         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Amy Michalisyn                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peter III           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raleigh Peters                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terence Wiles                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charles L. Davis, Jr.         Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Donald C. Edwards             Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John T. Glickson              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest L. Linane              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Lynn Sherwood-Long            Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kirk A. Montgomery            Secretary,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley, III            Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy S. Johnson            Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Victor R. Siclari             Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

            (c)  Not applicable.

Item 28.    Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

          Registrant

          The Wachovia Variable Insurance       5800 Corporate Drive
            Funds                               Pittsburgh, PA 15237-7010

          Federated Services Company            Federated Investors Tower
          (Transfer Agent, Dividend             Pittsburgh, PA 15222-3779
          Disbursing Agent and Portfolio
          Recordkeeper)

          Federated Administrative              Federated Investors Tower
          Services                              Pittsburgh, PA 15222-3779
          (Administrator)

          Wachovia Bank, N.A.                   100 North Main Street
          (Adviser)                             Winston-Salem, NC 27101

          Wachovia Bank, N.A.                   100 North Main Street
          (Custodian)                           Winston-Salem, NC 27101

Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of
            Trustees and the calling of special shareholder meetings by shareholders.

                                      SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant, THE WACHOVIA VARIABLE INSURANCE
FUNDS, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and
Commonwealth of Pennsylvania, on the 15th day of September, 2000.

                         THE WACHOVIA VARIABLE INSURANCE FUNDS

                  BY: /s/Gail Cagney
                  Gail Cagney, Secretary

                  Attorney in Fact for John W. McGonigle
                  September 15, 2000

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE

By: /s/Gail Cagney

    Gail Cagney                   Attorney In Fact          September 15, 2000
    SECRETARY                     For the Persons
                                  Listed Below

    NAME                            TITLE

John W. McGonigle*                President and Treasurer
                                  (Chief Executive Officer and Principal
                                  Financial and Accounting Officer)

James A. Hanley*                  Trustee

Samuel E. Hudgins*                Trustee

D. Dean Kaylor*                   Trustee

Alvin J. Schexnider, Ph.D.*       Trustee

Charles S. Way, Jr.*              Trustee

* By Power of Attorney